Condensed Consolidated Statements of Change in Shareholders’ Deficit (Unaudited) - USD ($)	Previously Reported Class A Ordinary Shares	Previously Reported Class B Ordinary Shares	Previously Reported Additional Paid-in Capital	Previously Reported Accumulated Deficit	Previously Reported	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jan. 07, 2021
Balance (in Shares) at Jan. 07, 2021
Issuance of Class B ordinary shares							$ 863	24,137		25,000
Issuance of Class B ordinary shares (in Shares)							8,625,000
Sale of units in initial private offering, less allocation to derivative warrant liabilities						$ 103		9,800,347		9,800,450
Sale of units in initial private offering, less allocation to derivative warrant liabilities (in Shares)						1,030,000
Net income (loss)									5,020,572	5,020,572
Accretion for Class A ordinary shares to redemption amount								(9,824,484)	(23,030,030)	(32,854,514)
Forfeiture of Class B ordinary shares							$ (54)	54
Forfeiture of Class B ordinary shares (in Shares)							(532,687)
Subsequent measurement of Class A ordinary shares subject to redemption against additional paid-in capital								(54)	54
Balance at Dec. 31, 2021						$ 103	$ 809		(18,009,404)	(18,008,492)
Balance (in Shares) at Dec. 31, 2021						1,030,000	8,092,313
Net income (loss)									5,255,353	5,255,353
Balance at Mar. 31, 2022						$ 103	$ 809		(12,754,051)	(12,753,139)
Balance (in Shares) at Mar. 31, 2022						1,030,000	8,092,313
Balance at Dec. 31, 2021						$ 103	$ 809		(18,009,404)	(18,008,492)
Balance (in Shares) at Dec. 31, 2021						1,030,000	8,092,313
Net income (loss)										8,680,745
Balance at Sep. 30, 2022						$ 103	$ 809		(11,153,038)	(11,152,126)
Balance (in Shares) at Sep. 30, 2022						1,030,000	8,092,313
Balance at Dec. 31, 2021						$ 103	$ 809		(18,009,404)	(18,008,492)
Balance (in Shares) at Dec. 31, 2021						1,030,000	8,092,313
Net income (loss)									10,630,964	10,630,964
Increase in redemption value of Class A ordinary shares subject to redemption									(4,433,922)	(4,433,922)
Balance at Dec. 31, 2022				$ (11,812,362)	$ (11,811,450)	$ 103	$ 809		(11,812,362)	(11,811,450)
Balance (in Shares) at Dec. 31, 2022						1,030,000	8,092,313
Balance at Mar. 31, 2022						$ 103	$ 809		(12,754,051)	(12,753,139)
Balance (in Shares) at Mar. 31, 2022						1,030,000	8,092,313
Net income (loss)									1,914,556	1,914,556
Remeasurement of redemption value of Class A ordinary shares subject to redemption									(379,243)	(379,243)
Balance at Jun. 30, 2022						$ 103	$ 809		(11,218,738)	(11,217,826)
Balance (in Shares) at Jun. 30, 2022						1,030,000	8,092,313
Net income (loss)									1,510,836	1,510,836
Remeasurement of redemption value of Class A ordinary shares subject to redemption									(1,445,136)	(1,445,136)
Balance at Sep. 30, 2022						$ 103	$ 809		(11,153,038)	(11,152,126)
Balance (in Shares) at Sep. 30, 2022						1,030,000	8,092,313
Balance at Dec. 31, 2022				(11,812,362)	(11,811,450)	$ 103	$ 809		(11,812,362)	(11,811,450)
Balance (in Shares) at Dec. 31, 2022						1,030,000	8,092,313
Conversion of Class B ordinary shares to Class A ordinary shares						$ 809	$ (809)
Conversion of Class B ordinary shares to Class A ordinary shares (in Shares)						8,092,313	(8,092,313)
Net income (loss)									1,163,141	1,163,141
Shareholder non-redemption agreement (Note 6)									(396,000)	(396,000)
Accretion for Class A ordinary shares to redemption amount									(2,998,349)	(2,998,349)
Balance at Mar. 31, 2023						$ 912			(14,043,570)	(14,042,658)
Balance (in Shares) at Mar. 31, 2023						9,122,313
Balance at Dec. 31, 2022				$ (11,812,362)	$ (11,811,450)	$ 103	$ 809		(11,812,362)	(11,811,450)
Balance (in Shares) at Dec. 31, 2022						1,030,000	8,092,313
Net income (loss)										(2,146,711)
Balance at Sep. 30, 2023						$ 912			(18,099,181)	(18,098,269)
Balance (in Shares) at Sep. 30, 2023						9,122,313	1
Balance at Mar. 31, 2023						$ 912			(14,043,570)	(14,042,658)
Balance (in Shares) at Mar. 31, 2023						9,122,313
Issuance of Class B ordinary shares								10		10
Issuance of Class B ordinary shares (in Shares)							1
Net income (loss)									(1,820,311)	(1,820,311)
Accretion for Class A ordinary shares to redemption amount								(10)	(414,584)	(414,594)
Balance at Jun. 30, 2023						$ 912			(16,278,465)	(16,277,553)
Balance (in Shares) at Jun. 30, 2023						9,122,313	1
Net income (loss)									(1,489,541)	(1,489,541)
Change in shareholder non-redemption agreement liability									13,757	13,757
Related party non-redemption agreement liability									(37,657)	(37,657)
Accretion for Class A ordinary shares to redemption amount									(307,275)	(307,275)
Balance at Sep. 30, 2023						$ 912			$ (18,099,181)	$ (18,098,269)
Balance (in Shares) at Sep. 30, 2023						9,122,313	1